INVESTMENT IN ASSOCIATED COMPANIES (Narrative) (Details)		1 Months Ended								2 Months Ended	12 Months Ended
	Aug. 26, 2021 subsidiary	Feb. 28, 2022 USD ($)	Sep. 30, 2021 USD ($)	Aug. 31, 2021 USD ($)	Feb. 28, 2021	Oct. 31, 2020 USD ($)	Oct. 31, 2013 USD ($)	Jun. 30, 2013 drillingRig	May 31, 2013 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) drillingRig	Dec. 31, 2019 USD ($)	Dec. 31, 2017	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2008 drillingRig	Aug. 27, 2021 USD ($)	Mar. 31, 2021 drillingRig	Sep. 30, 2017
Schedule of Equity Method Investments [Line Items]
Proportion of secured bank lenders in restructuring agreement with Seadrill Limited																				97.00%
Proportion of bondholders in restructuring agreement with Seadrill Limited																				40.00%
Number of drilling units | drillingRig												3
Bareboat charter revenues, per day				$ 64,700
Bareboat charter revenues, per day, after emergence date				60,000
Bareboat charter revenues, per day, other scenarios				$ 40,000
Loss on sale of recycling of the rig											$ (39,405,000)	$ (2,250,000)	$ 0
Gain on extinguishment of debt											(727,000)	67,533,000	$ 1,802,000
Long-term debt										$ 1,663,394,000	1,903,755,000	1,663,394,000
Subsequent Event
Schedule of Equity Method Investments [Line Items]
Bareboat charter revenues, per day		$ 55,000
Financial Guarantee
Schedule of Equity Method Investments [Line Items]
Guarantor obligations, current carrying value										$ 83,100,000	83,100,000	83,100,000						$ 83,100,000
SFL Hercules
Schedule of Equity Method Investments [Line Items]
Final dividend distribution											0
SFL Hercules | Financial Guarantee
Schedule of Equity Method Investments [Line Items]
Cash contribution																		5,000,000
Seadrill | Financial Guarantee
Schedule of Equity Method Investments [Line Items]
Accounts Payable																		3,000,000
River Box
Schedule of Equity Method Investments [Line Items]
Final dividend distribution											2,200,000
Minimum | West Linus and West Hercules
Schedule of Equity Method Investments [Line Items]
Expected percentage of revenue to be collected under existing charter agreements (as percent)					65.00%					65.00%
Maximum | West Linus and West Hercules
Schedule of Equity Method Investments [Line Items]
Expected percentage of revenue to be collected under existing charter agreements (as percent)					75.00%					75.00%
SFL Linus & SFL Deepwater
Schedule of Equity Method Investments [Line Items]
Number of subsidiaries for which company is primary beneficiary | subsidiary	2
SFL Deepwater
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (percent)													100.00%				100.00%
Number of main assets subject of leases which includes both fixed price call options and fixed price purchase obligations | drillingRig																	2		1
Debt amount							$ 390,000,000
Debt instrument, term							5 years
Term loan facility, extension term														4 years
Debt instrument, repurchased face amount						$ 176,100,000
Facility repurchased amount						110,000,000
Gain on extinguishment of debt						66,100,000
Long-term debt										$ 0	0	$ 0
SFL Deepwater | SFL Hercules
Schedule of Equity Method Investments [Line Items]
Number of main assets subject of leases which includes both fixed price call options and fixed price purchase obligations, transferred | drillingRig								1
SFL Linus
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (percent)													100.00%		100.00%
Debt amount							$ 475,000,000
Debt instrument, term							5 years
Term loan facility, extension term														4 years
Long-term debt						$ 216,000,000
SFL Hercules
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (percent)												100.00%	100.00%			100.00%
Debt amount									$ 375,000,000
Debt instrument, term									6 years
Term loan facility, extension term														4 years
Long-term debt																		$ 175,000,000
Extension term														13 months
West Taurus
Schedule of Equity Method Investments [Line Items]
Loss on sale of recycling of the rig			$ 600,000								$ 600,000